DEFERRED COMPENSATION/NQDC (Details) - Schedule of Share-based Compensation, Restricted Stock Units Award Activity (USD $)	12 Months Ended
Dec. 31, 2013
Preferred Class A [Member] | Preferred Stock Issued 02/12/2007 [Member]
DEFERRED COMPENSATION/NQDC (Details) - Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Line Items]
Type of Stock	Preferred
Number of Shares	100
Value	$ 101,000
Preferred Class A [Member] | Issued on 08/11/2009 [Member]
DEFERRED COMPENSATION/NQDC (Details) - Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Line Items]
Type of Stock	Preferred
Number of Shares	4,100,000
Value	253,785
Common Class A [Member] | Common Stock Issued 02/09/2007 [Member]
DEFERRED COMPENSATION/NQDC (Details) - Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Line Items]
Type of Stock	Common
Number of Shares	250,000
Value	31,250
Common Class A [Member] | Issued on 12/21/2007 [Member]
DEFERRED COMPENSATION/NQDC (Details) - Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Line Items]
Type of Stock	Common
Number of Shares	10,000,000
Value	900,000
Common Class A [Member] | Issued on 12/16/2008 [Member]
DEFERRED COMPENSATION/NQDC (Details) - Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Line Items]
Type of Stock	Common
Number of Shares	2,500,000
Value	$ 50,000